ACQUISITION (Tables) (JanPak, Inc. [Member])	9 Months Ended
Sep. 27, 2013
JanPak, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,765
Inventories	20,460
Other current assets	4,462
Property and equipment	4,822
Goodwill	18,179
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500